Condensed Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (12,811,610)	$ (9,513,300)
Foreign exchange translation adjustments	10,389	(5,457)
Comprehensive loss	(12,801,221)	(9,518,757)
Net loss attributable to noncontrolling interest	(74,198)	657,882
Comprehensive Loss Attributable to EnSync, Inc.	$ (12,875,419)	$ (8,860,875)